Cash Distributions and Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution Made To Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common units holders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.
Description of loss allocation	Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,353,335	0
Common and subordinated units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%
General Partner Units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%
Installment 4 - FY 2014
Distribution Made To Limited Partner [Line Items]
Declaration date	Jan. 26, 2015
Cash distribution declared per unit			$ 0.4425
Distribution date	Feb. 13, 2015
Date of record	Feb. 11, 2015
Aggregate amount of cash distributions paid			$ 38,097
Installment 1 - FY 2015
Distribution Made To Limited Partner [Line Items]
Declaration date	Apr. 28, 2015
Cash distribution declared per unit			$ 0.4425
Distribution date	May 14, 2015
Date of record	May 13, 2015
Aggregate amount of cash distributions paid			$ 38,097
Installment 2 - FY 2015
Distribution Made To Limited Partner [Line Items]
Declaration date	Jul. 23, 2015
Cash distribution declared per unit			$ 0.4425
Distribution date	Aug. 14, 2015
Date of record	Aug. 13, 2015
Aggregate amount of cash distributions paid			$ 38,097
Installment 3 - FY 2015
Distribution Made To Limited Partner [Line Items]
Declaration date	Nov. 03, 2015
Cash distribution declared per unit			$ 0.2125
Distribution date	Nov. 13, 2015
Date of record	Nov. 12, 2015
Aggregate amount of cash distributions paid			$ 18,015